Share capital - Deferred share units Outstanding (Details) - DSUs - $ / shares	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of options outstanding	127,460	84,581	44,623
Deferred share unit Exercise Price Range One [Member]
Disclosure of classes of share capital [line items]
Exercise price	$ 3.02
Weighted average contractual life	8 years 10 months 2 days
Number of options outstanding	127,460
Number of options exercisable	127,460